Relationships with Related Parties - Summary of Remuneration of Key Management Informations (Detail) € in Thousands										12 Months Ended
	Oct. 11, 2021 shares	Dec. 11, 2020 shares	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Dec. 31, 2021 EUR (€) Warrant Member shares	Dec. 31, 2020 EUR (€) Warrant Member shares	Dec. 31, 2019 EUR (€) shares	May 31, 2019 Member
Disclosure of key management personnel compensation [line items]
Number of Executive Committee members | Member										7	6		6
Number of warrants granted	281,500	555,300	602,025	426,050	334,400	45,000	353,550	94,400	253,150	760,800	404,525
Number of warrants lapsed | Warrant										(35,000)	(172,433)
Key management personnel of entity or parent [member]
Disclosure of key management personnel compensation [line items]
Short term employee benefits										€ 1,866	€ 1,349	€ 1,112
Post employee benefits										45	34	26
Share-based compensation										928	1,110	1,005
Other employment costs										148	110	75
Management fees										1,163	1,335	1,789
Total benefits										€ 4,150	€ 3,939	€ 4,006
Number of warrants granted										395,000	220,000	136,500
Number of warrants lapsed										(30,000)	(20,000)	0
Cumulative outstanding warrants | shares										921,000	556,000	295,500
Management fees payables										€ 844	€ 660